FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Accounts receivables - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 22,055	€ 20,700
Expected credit loss rate	11.32%	9.95%
Expected credit loss provision	€ 2,497	€ 2,059
Less than one month
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 18,984	€ 17,711
Expected credit loss rate	2.88%	2.36%
Expected credit loss provision	€ 547	€ 417
Between two and three months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 660	€ 1,275
Expected credit loss rate	5.75%	4.82%
Expected credit loss provision	€ 38	€ 61
Greater than three months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 2,411	€ 1,714
Expected credit loss rate	79.32%	92.23%
Expected credit loss provision	€ 1,913	€ 1,581